Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trading assets	£ 23,867	£ 35,246
Other financial assets at fair value through profit or loss	131,241	123,283
Total financial assets at fair value through profit or loss	155,108	158,529
Insurance contracts [Member]
Disclosure of financial assets [line items]
Total financial assets at fair value through profit or loss	125,272	116,903
Treasury and other bills
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	20	20
Loans and advances to customers [Member]
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	10,787	10,964
Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	2,033	2,178
Debt securities
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	33,512	32,636
Equity shares
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	£ 84,889	£ 77,485